UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2019

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

March 31, 2019 (unaudited)

Description	Shares	Fair Value
Common Stocks | 97.4%
Belgium | 1.5%
Anheuser-Busch InBev SA/NV	29,664	$2,489,699
Canada | 4.2%
CAE, Inc.	70,690	1,566,305
Canadian National Railway Co.	32,880	2,943,416
National Bank of Canada	52,165	2,354,227
		6,863,948
China | 2.1%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	7,255	1,323,675
Tencent Holdings, Ltd.	46,500	2,138,143
		3,461,818
Finland | 1.9%
Nordea Bank Abp	189,987	1,446,443
Sampo Oyj, A Shares	35,819	1,624,488
		3,070,931
France | 1.3%
Ubisoft Entertainment SA (*)	24,018	2,143,262
Germany | 1.1%
Symrise AG	20,489	1,845,209
Hong Kong | 3.3%
AIA Group, Ltd.	298,000	2,966,293
Hang Seng Bank, Ltd.	101,000	2,492,015
		5,458,308
India | 0.8%
Indiabulls Housing Finance, Ltd. GDR	105,420	1,307,208
Israel | 1.2%
Bank Leumi Le-Israel BM	295,200	1,935,995
Japan | 6.7%
Daiwa House Industry Co., Ltd.	59,800	1,902,482
Kansai Paint Co., Ltd.	67,800	1,294,910
Kao Corp.	22,800	1,799,999
Ryohin Keikaku Co., Ltd.	7,600	1,932,355
TechnoPro Holdings, Inc.	36,300	2,174,882
Yamaha Corp.	37,800	1,895,672
		11,000,300
Netherlands | 2.5%
Wolters Kluwer NV	61,490	4,190,641
Singapore | 1.5%
Oversea-Chinese Banking Corp., Ltd.	302,000	2,466,824
South Africa | 1.5%
Distell Group Holdings, Ltd.	169,314	1,508,077
Description	Shares	Fair Value
Sanlam, Ltd.	197,174	$1,008,373
		2,516,450
South Korea | 0.8%
Fila Korea, Ltd.	18,200	1,253,448
Sweden | 3.2%
Assa Abloy AB, Class B	65,416	1,410,414
Epiroc AB, Class A (*)	197,268	1,993,352
Hexagon AB, B Shares	34,586	1,806,353
		5,210,119
Switzerland | 2.6%
Novartis AG	27,500	2,646,703
Partners Group Holding AG	2,300	1,674,207
		4,320,910
Taiwan | 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	39,470	1,616,691
United Kingdom | 12.3%
Bunzl PLC	44,710	1,475,145
Coca-Cola European Partners PLC	43,870	2,269,834
Compass Group PLC	91,566	2,152,365
Diageo PLC	94,991	3,885,315
Prudential PLC	77,632	1,556,010
RELX PLC	139,710	2,987,514
RSA Insurance Group PLC	198,747	1,315,539
The Weir Group PLC	53,406	1,088,821
Unilever PLC	61,363	3,519,406
		20,249,949
United States | 47.9%
Accenture PLC, Class A	18,525	3,260,770
Alphabet, Inc., Class A (*)	4,028	4,740,513
Aon PLC	22,625	3,862,087
Biogen, Inc. (*)	10,255	2,424,077
Booking Holdings, Inc. (*)	870	1,518,072
Boston Scientific Corp. (*)	63,405	2,433,484
Cisco Systems, Inc.	46,455	2,508,105
Comerica, Inc.	20,000	1,466,400
Eaton Corp. PLC	17,785	1,432,760
eBay, Inc.	39,830	1,479,286
Honeywell International, Inc.	18,595	2,955,117
Intercontinental Exchange, Inc.	39,415	3,001,058
IQVIA Holdings, Inc. (*)	28,885	4,155,107
Johnson & Johnson	27,945	3,906,432
Lowe’s Cos., Inc.	16,365	1,791,477
McDonald’s Corp.	12,475	2,369,003
Microsoft Corp.	40,205	4,741,778
Motorola Solutions, Inc.	15,750	2,211,615

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2019 (unaudited)

Description	Shares	Fair Value
Rockwell Automation, Inc.	17,150	$3,009,139
S&P Global, Inc.	12,210	2,570,816
Schlumberger, Ltd.	33,585	1,463,298
Starbucks Corp.	27,645	2,055,129
Texas Instruments, Inc.	15,130	1,604,839
The Coca-Cola Co.	79,590	3,729,587
The Procter & Gamble Co.	24,160	2,513,848
Thermo Fisher Scientific, Inc.	15,655	4,285,087
Visa, Inc., Class A	22,655	3,538,484
Zoetis, Inc.	37,265	3,751,468
		78,778,836
Total Common Stocks (Cost $128,112,346)		160,180,546

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 11.5%
Brazil | 2.8%
Brazil NTN-B:
6.00%, 05/15/21	1,260	$1,101,146
6.00%, 05/15/23	2,540	2,233,844
Brazil NTN-F, 10.00%, 01/01/27	4,740	1,280,854
		4,615,844
Dominican Republic | 1.1%
Dominican Republic Bonds:
15.95%, 06/04/21 (#)	16,800	374,128
8.90%, 02/15/23 (#)	48,000	929,800
10.50%, 04/07/23 (#)	20,300	412,517
		1,716,445
Egypt | 3.4%
Egypt Treasury Bills:
0.00%, 06/25/19	14,600	805,233
0.00%, 08/20/19	90,150	4,854,887
		5,660,120
Indonesia | 0.6%
Indonesia Government Bonds, 8.375%, 09/15/26	13,313,000	976,229
Malaysia | 1.6%
Malaysia Government Bonds:
3.654%, 10/31/19	6,595	1,617,716
3.62%, 11/30/21	3,890	956,957
		2,574,673
Description	Principal Amount (000) («)	Fair Value
Mexico | 1.0%
Mexican Bonos, 6.50%, 06/10/21	33,210	$1,664,927
Russia | 1.0%
Russia Government Bonds - OFZ, 7.05%, 01/19/28	116,300	1,658,846
Total Foreign Government Obligations (Cost $19,678,436)		18,867,084

Description	Shares	Fair Value
Short-Term Investments | 2.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $3,594,858)	3,594,858	$3,594,858
Total Investments | 111.1% (Cost $151,385,640) (»)		$182,642,488
Liabilities in Excess of Cash and Other Assets | (11.1)%		(18,244,830)
Net Assets | 100.0%		$164,397,658

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2019 (unaudited)

Forward Currency Contracts open at March 31, 2019:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	16,297,000	USD	379,000	CIT	04/15/19	$—	$9,145
ARS	54,561,500	USD	1,310,000	CIT	04/26/19	—	89,518
ARS	40,436,900	USD	947,000	HSB	04/08/19	—	20,714
BRL	1,601,614	USD	413,000	HSB	04/11/19	—	4,208
CHF	1,596,739	CZK	36,256,000	BNP	04/05/19	28,309	—
CLP	1,237,224,550	USD	1,877,000	CIT	04/08/19	—	58,879
CLP	422,820,940	USD	634,000	CIT	04/18/19	—	12,650
CLP	524,417,600	USD	784,000	CIT	04/18/19	—	13,350
CNY	8,756,550	USD	1,305,000	CIT	05/09/19	—	2,098
CNY	7,407,197	USD	1,103,000	SCB	05/09/19	—	871
COP	4,362,119,100	USD	1,406,500	SCB	04/08/19	—	38,709
COP	4,368,026,400	USD	1,406,500	SCB	05/09/19	—	39,335
CZK	32,889,000	USD	1,463,706	CIT	04/05/19	—	34,337
CZK	39,622,000	USD	1,756,329	SCB	04/29/19	—	33,149
DOP	21,778,430	USD	431,000	CIT	04/12/19	—	—
EGP	28,376,167	USD	1,620,569	JPM	05/02/19	722	—
GHS	339,000	USD	60,000	SCB	08/21/19	1,225	—
HUF	1,226,209,000	USD	4,391,378	CIT	05/22/19	—	93,457
IDR	10,723,520,000	USD	752,000	HSB	04/12/19	—	901
IDR	14,741,920,000	USD	926,000	HSB	09/20/19	83,346	—
IDR	31,685,320,000	USD	2,168,000	SCB	04/12/19	51,309	—
ILS	5,849,000	USD	1,620,456	CIT	04/08/19	—	9,638
INR	171,930,620	USD	2,426,000	HSB	04/09/19	49,883	—
KRW	1,131,956,910	USD	999,000	SCB	04/12/19	—	3,372
KZT	55,000,000	USD	144,168	CIT	05/15/19	—	1,024
KZT	530,203,100	USD	1,370,034	CIT	06/19/19	2,512	—
KZT	258,112,700	USD	668,686	HSB	06/19/19	—	505
KZT	530,873,600	USD	1,375,320	SCB	05/02/19	8,479	—
MXN	5,356,000	USD	270,938	CIT	07/12/19	618	—
MXN	15,077,000	USD	773,070	SCB	04/15/19	2,061	—
PEN	5,321,405	USD	1,609,000	HSB	04/15/19	—	6,216
PEN	5,256,351	USD	1,587,829	HSB	05/24/19	—	7,523
PHP	125,892,776	USD	2,411,000	CIT	04/26/19	—	26,215
PLN	9,139,000	USD	2,411,194	CIT	05/09/19	—	28,111
RON	6,899,000	EUR	1,434,521	CIT	06/21/19	—	3,636
RON	1,523,000	USD	361,277	HSB	04/25/19	—	3,723
SGD	816,000	USD	601,812	HSB	05/10/19	724	—
SGD	1,364,000	USD	1,006,008	HSB	05/10/19	1,173	—
THB	15,923,000	USD	503,606	CIT	05/10/19	—	1,374
THB	51,314,000	USD	1,620,666	HSB	04/25/19	—	2,774
THB	34,021,000	USD	1,074,675	SCB	04/12/19	—	2,370
TRY	4,551,000	USD	791,739	CIT	06/13/19	—	27,928
USD	842,990	AUD	1,189,000	CIT	04/15/19	—	1,486
USD	1,553,648	AUD	2,200,000	SCB	04/15/19	—	8,881
USD	886,882	AUD	1,249,000	SCB	05/22/19	—	814

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2019 (unaudited)

Forward Currency Contracts open at March 31, 2019 (concluded)
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	827,750	BRL	3,173,346	JPM	05/20/19	$19,958	$—
USD	1,582,419	CHF	1,596,739	BNP	04/05/19	—	21,591
USD	1,358,331	EGP	24,181,680	CIT	06/19/19	—	1,762
USD	805,797	EUR	704,000	BNP	06/21/19	10,744	—
USD	850,000	IDR	12,235,750,000	SCB	04/12/19	—	7,019
USD	1,621,987	ILS	5,849,000	BNP	04/08/19	11,169	—
USD	995,127	KRW	1,131,956,910	HSB	04/12/19	—	501
USD	179,000	RUB	11,851,518	CIT	04/11/19	—	1,353
USD	794,381	TRY	4,551,000	SCB	06/13/19	30,570	—
USD	1,117,463	ZAR	15,843,000	SCB	07/12/19	32,669	—
UYU	27,936,400	USD	844,000	CIT	05/31/19	—	—
UYU	77,226,858	USD	2,358,000	HSB	04/05/19	—	—
ZAR	24,064,000	AUD	2,351,230	CIT	04/26/19	—	7,298
ZAR	11,592,000	USD	807,136	HSB	06/07/19	—	10,046
ZAR	15,843,000	USD	1,119,708	HSB	07/12/19	—	34,914
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$335,471	$671,395

Currency Abbreviations:

ARS	— Argentinian Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Republic Peso
EGP	— Egyptian Pound
EUR	— Euro
GHS	— Ghanaian Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Counterparty Abbreviations:
BNP	— BNP Paribas SA
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.
Notes to Portfolio of Investments
March 31, 2019 (unaudited)

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2019 these securities amounted to 1.0% of net assets.
(»)	Lazard Global Total Return and Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry† (as a percentage of net assets):

Common Stocks
Aerospace & Defense	0.9%
Banks	7.4
Beverages	8.4
Biotechnology	1.5
Building Products	0.9
Capital Markets	4.4
Chemicals	1.9
Communications Equipment	2.9
Electrical Equipment	2.7
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	0.9
Entertainment	1.3
Health Care Equipment & Supplies	1.5
Hotels, Restaurants & Leisure	4.0
Household Products	1.5
Industrial Conglomerates	1.8
Insurance	7.5
Interactive Media & Services	4.2
Internet & Direct Marketing Retail	2.6
IT Services	4.1
Leisure Products	1.1
Life Sciences Tools & Services	5.1
Machinery	1.9
Multiline Retail	1.2
Personal Products	3.2
Pharmaceuticals	6.3
Professional Services	5.7
Real Estate Management & Development	1.1
Road & Rail	1.8
Semiconductors & Semiconductor Equipment	2.0
Software	2.9
Specialty Retail	1.1
Textiles, Apparel & Luxury Goods	0.8
Thrifts & Mortgage Finance	0.8
Trading Companies & Distributors	0.9
Subtotal	97.4
Foreign Government Obligations	11.5
Short-Term Investments	2.2
Total Investments	111.1%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 24, 2019

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 24, 2019